Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	MHBK	Total
	(in millions of yen)
2013
Balance at beginning of fiscal year	5,635	5,635
Goodwill acquired	—	—
Impairment losses recognized	—	—
Foreign exchange translation	512	512
Balance at end of fiscal year	6,147	6,147

Gross amount of goodwill	71,421	71,421
Accumulated impairment losses	65,274	65,274

2014
Balance at beginning of fiscal year	6,147	6,147
Goodwill acquired (Note)	7,719	7,719
Impairment losses recognized	3,792	3,792
Foreign exchange translation	1,475	1,475
Balance at end of fiscal year	11,549	11,549

Gross amount of goodwill	80,615	80,615
Accumulated impairment losses	69,066	69,066

2015
Balance at beginning of fiscal year	11,549	11,549
Goodwill acquired	—	—
Impairment losses recognized	—	—
Foreign exchange translation	154	154
Balance at end of fiscal year	11,703	11,703

Gross amount of goodwill	81,254	81,254
Accumulated impairment losses	69,551	69,551

Note: Goodwill acquired is entirely related to the acquisition of Banco Mizuho do Brasil S.A.

Schedule of Intangible Assets by Major Class

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2014 and 2015:

	2014			2015
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	24,865	49,084	73,949	30,164	43,785
Other	2,808	2,152	656	2,794	2,188	606

Total	76,757	27,017	49,740	76,743	32,352	44,391

Intangible assets not subject to amortization:
Total	9,207	—	9,207	9,189	—	9,189

Total	85,964	27,017	58,947	85,932	32,352	53,580

Note:	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Schedule of Expected Amortization Expense

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2016	5,058
2017	4,781
2018	4,502
2019	4,264
2020	4,041